DEBT (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($) Rate	Dec. 31, 2016 USD ($) Rate	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 9,667,559	$ 9,489,057
Unamortized Portion of Terminated Swaps		19,756	20,186
Unamortized debt issuance costs and discounts		(66,110)	(68,320)
Long-term Debt, Current Maturities		(410,650)	(410,650)
Short-term Debt		(1,290,729)	(1,110,277)
Long-term debt, excluding current maturities		$ 7,919,826	$ 7,919,996
Commercial Paper [Member]
Debt Instrument [Line Items]
Short-term Debt, Weighted Average Interest Rate | Rate		1.51%	1.27%
Maximum Amount Of Commercial Paper		$ 2,400,000
Commercial Paper		1,290,729	$ 1,110,277
ONEOK Credit Agreement [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount		$ 1,100	1,100
Indebtedness To Adjusted Ebitda Current		2.2
Line of Credit Facility Swingline Subfacility		$ 50,000
Line Of Credit Facility Option To Increase Borrowing Capacity		500,000
Short-term Bank Loans and Notes Payable		$ 0	0
Line of Credit Facility, Interest Rate Description		borrowings, if any, will accrue interest at LIBOR plus 145 basis points
Line of Credit Facility, Maximum Borrowing Capacity		$ 300,000
Line of credit facility sublimit		$ 50,000
Line Of Credit Facility, Annual Facility Fee Description		the annual facility fee is 30 basis points
Debt Instrument, Covenant Description1		Among other things, these covenants include maintaining a ratio of indebtedness to consolidated EBITDA (EBITDA, as defined in our ONEOK Credit Agreement) of no more than 4.0 to 1.
Partnership Credit Agreement [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount		$ 14,000	14,000
Indebtedness To Adjusted Ebitda Current		4.2
Line of Credit Facility Swingline Subfacility		$ 150,000
Short-term Bank Loans and Notes Payable		$ 0	0
Line of Credit Facility, Interest Rate Description		borrowings, if any, will accrue interest at LIBOR plus 117.5 basis points
Line of Credit Facility, Maximum Borrowing Capacity		$ 2,400,000
Line of credit facility sublimit		100,000
Line of Credit Facility, Remaining Borrowing Capacity		$ 1,100,000
Line Of Credit Facility, Annual Facility Fee Description		the annual facility fee is 20 basis points
Debt Instrument, Covenant Description1		Among other things, these covenants include maintaining a ratio of indebtedness to adjusted EBITDA (EBITDA, as defined in the ONEOK Partners Credit Agreement, adjusted for all noncash charges and increased for projected EBITDA from certain lender-approved capital expansion projects) of no more than 5.0 to 1. If ONEOK Partners consummates one or more acquisitions in which the aggregate purchase price is $25 million or more, the allowable ratio of indebtedness to adjusted EBITDA will increase to 5.5 to 1 for the quarter in which the acquisition was completed and the two following quarters.
ONEOK [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 1,634,485	1,634,523
ONEOK [Member] | Note Payable from Public Offering Due 2022 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 547,397	547,397
Debt Instrument, Interest Rate, Stated Percentage | Rate		4.25%
ONEOK [Member] | Note Payable Due 2023 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 500,000	500,000
Debt Instrument, Interest Rate, Stated Percentage | Rate		7.50%
ONEOK [Member] | Note Payables 1 due 2028 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 87,088	87,126
Debt Instrument, Interest Rate, Stated Percentage | Rate		6.50%
ONEOK [Member] | Note Payables 2 due 2028 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 100,000	100,000
Debt Instrument, Interest Rate, Stated Percentage | Rate		6.875%
ONEOK [Member] | Notes Payables due 2035 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 400,000	400,000
Debt Instrument, Interest Rate, Stated Percentage | Rate		6.00%
Partnership Interest [Member] | Note Payable from Public Offering Due 2016 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross				$ 650,000
Partnership Interest [Member] | Note Payable from Public Offering Due 2017 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 400,000	400,000
Debt Instrument, Interest Rate, Stated Percentage | Rate		2.00%
Partnership Interest [Member] | Note Payable from Public Offering Due 2018 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 425,000	425,000
Debt Instrument, Interest Rate, Stated Percentage | Rate		3.20%
Partnership Interest [Member] | Notes Payables due 2019 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 500,000	500,000
Debt Instrument, Interest Rate, Stated Percentage | Rate		8.625%
Partnership Interest [Member] | Note Payable from Public Offering Due 2020 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 300,000	300,000
Debt Instrument, Interest Rate, Stated Percentage | Rate		3.80%
Partnership Interest [Member] | Note Payable 2 from Public Offering Due 2022 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 900,000	900,000
Debt Instrument, Interest Rate, Stated Percentage | Rate		3.375%
Partnership Interest [Member] | Note Payable from Public Offering Due 2023 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 425,000	425,000
Debt Instrument, Interest Rate, Stated Percentage | Rate		5.00%
Partnership Interest [Member] | Note Payable from Public Offering Due 2025 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 500,000	500,000
Debt Instrument, Interest Rate, Stated Percentage | Rate		4.90%
Partnership Interest [Member] | Notes Payables due 2036 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 600,000	600,000
Debt Instrument, Interest Rate, Stated Percentage | Rate		6.65%
Partnership Interest [Member] | Notes Payables due 2037 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 600,000	600,000
Debt Instrument, Interest Rate, Stated Percentage | Rate		6.85%
Partnership Interest [Member] | Note Payable from Public Offering Due 2041 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 650,000	650,000
Debt Instrument, Interest Rate, Stated Percentage | Rate		6.125%
Partnership Interest [Member] | Note Payable from Public Offering Due 2043 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 400,000	400,000
Debt Instrument, Interest Rate, Stated Percentage | Rate		6.20%
Partnership Interest [Member] | Term Loan Agreement [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 1,000,000	1,000,000
Delayed-Draw Unsecured Senior Term Loan			1,000,000
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate | Rate		2.28%
Proceeds from Debt, Net of Issuance Costs			1,000,000
Guardian Pipeline [Member] | Notes Payables 1 due 2022 [Member]
Debt Instrument [Line Items]
Weighted Average Interest Rate | Rate		7.85%
Long-term Debt, Gross		$ 42,345	$ 44,257
Subsequent Event [Member] | ONEOK Credit Agreement 2017 [Member]
Debt Instrument [Line Items]
Line of Credit Facility Swingline Subfacility	$ 200,000
Line Of Credit Facility Option To Increase Borrowing Capacity	3,500,000
Line of Credit Facility, Maximum Borrowing Capacity	2,500,000
Line of credit facility sublimit	$ 100,000
Debt Instrument, Covenant Description1	Among other things, these covenants include maintaining a ratio of indebtedness to adjusted EBITDA (EBITDA, as defined in our 2017 Credit Agreement, adjusted for all noncash charges and increased for projected EBITDA from certain lender-approved capital expansion projects) of no more than 5.75 to 1 at the end of the quarter the Merger Transaction closes and the following two quarters; 5.5 to 1 for the subsequent two quarters; and 5.0 to 1 thereafter. If we consummate one or more acquisitions in which the aggregate purchase is $25 million or more, the allowable ratio of indebtedness to adjusted EBITDA will increase to 5.5 to 1 for the quarter in which the acquisition is completed and the two following quarters.